Document And Entity Information - USD ($)	12 Months Ended
	Oct. 31, 2025	Dec. 10, 2025	Apr. 30, 2025
Document Information [Line Items]
Document Type	10-K
Document Period End Date	Oct. 31, 2025
Entity File Number	0-27022
Entity Registrant Name	OPTICAL CABLE CORPORATION
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1237042
Entity Address, Address Line One	5290 Concourse Drive
Entity Address, City or Town	Roanoke
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24019
City Area Code	540
Local Phone Number	265-0690
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	OCC
Security Exchange Name	NASDAQ
Document Transition Report	false
Entity Well-known Seasoned Issuer	No
Document Annual Report	true
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 18,675,056
Entity Common Stock, Shares Outstanding (in shares)		8,870,070
Entity Central Index Key	0001000230
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Crowe LLP
Auditor Location	Oakbrook Terrace, Illinois
Auditor Firm Id	173